General information about financial statements (Details) - item	Dec. 31, 2025	Sep. 30, 2025
BRAZIL | Fibria
Company's Operations [Line Items]
Number of Ports		4
BRAZIL
Company's Operations [Line Items]
Number of Technology Centers		4,000
Number of Distribution Centers		29
BRAZIL | Suzano Industrial
Company's Operations [Line Items]
Number of Industrial Units	14
State of Sao Paulo | Suzano Industrial
Company's Operations [Line Items]
Number of Industrial Units	2